VESSELS AND EQUIPMENT, NET (Narrative) (Details) shares in Millions, kr in Millions		1 Months Ended	12 Months Ended
	Oct. 20, 2020 USD ($) shares	Feb. 29, 2020 USD ($)	Dec. 31, 2020 USD ($) vessel	Dec. 31, 2019 USD ($) vessel	Dec. 31, 2018 USD ($) vessel	Oct. 20, 2020 NOK (kr)	Apr. 30, 2019 Rate
Property Subject to or Available for Operating Lease [Line Items]
Number of container vessels reclassified as sales-type leases | vessel			7	2
Transfers to Investments in Sales-Type Leases			$ 67,200,000	$ 27,300,000
Depreciation			$ 111,279,000	$ 116,381,000	$ 104,079,000
Number of vessels for which impairment has been recognized | vessel			7
Number of offshore support vessels which were impaired | vessel				4	4
Number of feeder container vessels which were impaired | vessel				2
Number of offshore support vessels sold | vessel			5
Gain (loss) on disposition of assets and termination of charters, net		$ 2,250,000	$ 2,250,000	$ 0	$ (2,578,000)
Number of offshore supply vessels under operating leases | vessel					2
Charter hire, percentage rate					50.00%		100.00%
Shares received under debt restructuring agreement | shares	4.4
Cash compensation received under debt restructuring agreement	$ 1,100,000					kr 10
Solstad Offshore ASA
Property Subject to or Available for Operating Lease [Line Items]
Gain on the sale of shares			2,600,000
Property Plant and Equipment, Before Accumulated Depreciation
Property Subject to or Available for Operating Lease [Line Items]
Capital improvements			$ 52,700,000	9,700,000
Deep Sea Supply BTG
Property Subject to or Available for Operating Lease [Line Items]
Number of offshore supply vessels under finance lease | vessel			1
Vessels and equipment, net
Property Subject to or Available for Operating Lease [Line Items]
Transfers to Investments in Sales-Type Leases			$ 67,202,000
Transfers to Investments in Sales-Type Leases			20,368,000
Accumulated depreciation			452,473,000	463,168,000
Capital improvements			52,676,000
Depreciation			71,302,000	80,300,000	$ 99,600,000
Additions			258,138,000
Tangible asset impairment charges			80,300,000	55,500,000	$ 25,400,000
Vessels and equipment, net | Property Plant and Equipment, Before Accumulated Depreciation
Property Subject to or Available for Operating Lease [Line Items]
Transfers to Investments in Sales-Type Leases			87,570,000
Property, plant and equipment, gross			1,693,171,000	$ 1,867,873,000
Capital improvements			52,676,000
Additions			$ 258,138,000
Construction in Progress
Property Subject to or Available for Operating Lease [Line Items]
Number of container vessels transferred | vessel			16	5
MSC Margarita And MSC Vidhi
Property Subject to or Available for Operating Lease [Line Items]
Property, plant and equipment, gross				$ 40,300,000
Accumulated depreciation				13,000,000.0
West Taurus
Property Subject to or Available for Operating Lease [Line Items]
Tangible asset impairment charges			$ 252,600,000
West Taurus | Property Plant and Equipment, Before Accumulated Depreciation
Property Subject to or Available for Operating Lease [Line Items]
Additions			258,100,000
Sea Cheetah, Sea Jaguar, Sea Halibut, Sea Pike and Sea Leopard
Property Subject to or Available for Operating Lease [Line Items]
Gain (loss) on disposition of assets and termination of charters, net			$ 900,000
Offshore Support Vessels Accounted For As Vessels And Equipment
Property Subject to or Available for Operating Lease [Line Items]
Gain (loss) on disposition of assets and termination of charters, net				$ 0
Sea Cheetah, Sea Jaguar, Sea Halibut and Sea Pike | Deep Sea Supply BTG
Property Subject to or Available for Operating Lease [Line Items]
Number of offshore supply vessels under operating leases | vessel			4